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Phase 1 ^ Robinhood Ventures Fund I ^ Robinhood Ventures Fund I Private markets Private markets for all for all Watch the Robinhood Ventures Fund I Roadshow Watch the Robinhood Ventures Fund I Roadshow kickoff live February 17 to learn more. kickoff live February 17 to learn more. {.first_name}}, private markets have been closed to everyday investors for too long. Robinhood Ventures Fund I is changing that by expanding access to private companies at the frontiers of their industries. Be there for the unveiling. X Date & time: February 17 at 10 AM PT /1 PM ET Add to calendar Join the livestream with Robinhood CEO Vlad Tenev and Robinhood Ventures Management to request shares. Thanks for signing up to receive updates about Robinhood Ventures. Private markets have been closed to everyday investors for too long. Robinhood Ventures Fund I is changing that by expanding access to private companies at the frontiers of their industries. Be there for the unveiling. X Date & time: February 17 at 10 AM PT /1 PM ET Add to calendar Join the livestream with Robinhood CEO Vlad Tenev and Robinhood Ventures Management to request shares. Watch the trailer to learn more. Home Help Center Contact Us Privacy Policy Home Help Center Contact Us Privacy Policy RVI may not be suitable for all investors. There can be no guarantee RVI will achieve its investment objective or that RVI's management will produce the desired results. A registration statement relating to common shares of beneficial interest of Robinhood Ventures Fund I (“RVI”) has been filed with the Securities and Exchange Commission (the “SEC”) but has not yet become effective. The information in the registration statement and this communication is not complete and may be changed. We may not sell these securities until the registration statement filed with the SEC is effective. This communication is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted. Any offers, solicitations of offers to buy, or any sales of securities will be made in accordance with the registration requirements of the Securities Act of 1933, as amended. The offering of common shares of beneficial interest of RVI will be made only by means of a prospectus forming part of the registration statement. You may get these documents for free by visiting the SEC website at www.sec.gov. Alternatively, copies of the prospectus, when available, may be obtained by contacting Goldman Sachs & Co. LLC, Attention: Prospectus Department, 200 West Street, New York, New York 10282, telephone: 1-866-471-2526 or by emailing prospectus-ny@ny.email.gs.com; or from RVI by emailing corporate-legal-group@robinhood.com. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of RVI before investing. The prospectus, which will contain this and other information about RVI, should be read carefully before investing. There are risks inherent in any investment, including the possible loss of up to 100% of invested capital. There can be no assurance that fund objectives will be achieved. Closed-end funds frequently trade at a discount to their net asset value. RVI is a newly organized, non-diversified closed-end fund investing in a concentrated portfolio of private “Frontier Companies.” This investment strategy entails limited information, illiquidity, valuation uncertainty, and risk of loss; shares and the value of the Fund’s Net Assets may be volatile and shares may trade at a discount or premium, and exposures may be via illiquid private vehicles with capital calls and extra fees. The Fund may use leverage, has limited operating history, and does not anticipate that it will pay dividends on a quarterly basis or become a predictable distributor of dividends, all of which can reduce or delay returns. “Net Assets” means the total assets of the Fund minus the Fund's liabilities A “Frontier Company” means a private company that, in the Adviser’s view, is a best-in-class, growing business operating at the cutting edge of its sector or industry. A company is “best-in- class” if the Adviser believes it has one or more competitive advantages relative to other companies in its sector. There is no assurance that the private companies in which the Fund invests will ever have a liquidity event. Closed-end funds, unlike open-end funds, are not continuously offered and shares cannot be redeemed with the Fund. After the initial public offering, shares are sold on the open market through a stock exchange. Even if listed on a stock exchange, an active market may not develop, and you may be unable to sell your shares or access your money for an indefinite period of time. The Fund pays the Adviser a Management Fee calculated and payable quarterly at the annual rate of 2.00% of the value of the Fund's Net Assets determined quarterly as of the end of each quarter. “Net Assets” means the total assets of the Fund minus the Fund's liabilities. For purposes of determining the Management Fee payable to the Adviser, the Fund's Net Assets will be calculated prior to the reduction for any fees and expenses of the Fund for that month, including, without limitation, the Management Fee and/or any distributions by the Fund. The Adviser has contractually agreed to reduce its Management Fee to an annual rate of 1.00% for a six-month period following the Fund’s initial public offering (the “Management Fee Waiver Agreement”). Unless the Management Fee Waiver Agreement is otherwise extended by agreement between the Fund and the Adviser, the Management Fee payable by the Fund upon conclusion of the six-month term will be at the annual rate of 2.00%. The Adviser may not terminate the Management Fee Waiver Agreement during its six-month term and the amounts waived are not subject to recoupment. The Fund will also bear additional fees and expenses including, without limitation, those associated with the organization, offering, and ongoing operation of the Fund, as well as those imposed by any special purpose vehicles through which the Fund gains indirect exposure to investments. These fees and expenses are in addition to the Management Fee, and will reduce the value of the Fund’s Net Assets. All rights to the trademarks included herein, other than RVI’s trademarks, belong to their respective owners and our use hereof does not imply any endorsement by the owners of these trademarks. Securities trading offered through Robinhood Financial LLC, Member SIPC, a registered broker dealer, and a subsidiary of Robinhood Markets, Inc. Robinhood Ventures is the investment adviser for RVI. Robinhood Ventures is the d b a name for Robinhood Ventures DE, LLC (“R H V” or “Adviser”). RHV is a wholly owned subsidiary of Robinhood Markets, Inc. Robinhood and its affiliates generally earn more money from affiliated funds (like RVI) than from unaffiliated funds. © {{.email_disclosure_calendar_year}} Robinhood {{.Red Oak Compliance l D}} RVI may not be suitable for all investors. There can be no guarantee RVI will achieve its investment objective or that RVI's management will produce the desired results. A registration statement relating to common shares of beneficial interest of Robinhood Ventures Fund I (“RVI”) has been filed with the Securities and Exchange Commission (the “SEC”) but has not yet become effective. The information in the registration statement and this communication is not complete and may be changed. We may not sell these securities until the registration statement filed with the SEC is effective. This communication is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted. Any offers, solicitations of offers to buy, or any sales of securities will be made in accordance with the registration requirements of the Securities Act of 1933, as amended. The offering of common shares of beneficial interest of RVI will be made only by means of a prospectus forming part of the registration statement. You may get these documents for free by visiting the SEC website at www.sec.gov. Alternatively, copies of the prospectus, when available, may be obtained by contacting Goldman Sachs & Co. LLC, Attention: Prospectus Department, 200 West Street, New York, New York 10282, telephone: 1-866-471-2526 or by emailing prospectus-ny@ny.email.gs.com; or from RVI by emailing corporate-legal-group@robinhood.com. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of RVI before investing. The prospectus, which will contain this and other information about RVI, should be read carefully before investing. There are risks inherent in any investment, including the possible loss of up to 100% of invested capital. There can be no assurance that fund objectives will be achieved. Closed-end funds frequently trade at a discount to their net asset value. RVI is a newly organized, non-diversified closed-end fund investing in a concentrated portfolio of private “Frontier Companies.” This investment strategy entails limited information, illiquidity, valuation uncertainty, and risk of loss; shares and the value of the Fund’s Net Assets may be volatile and shares may trade at a discount or premium, and exposures may be via illiquid private vehicles with capital calls and extra fees. The Fund may use leverage, has limited operating history, and does not anticipate that it will pay dividends on a quarterly basis or become a predictable distributor of dividends, all of which can reduce or delay returns. “Net Assets” means the total assets of the Fund minus the Fund's liabilities A “Frontier Company” means a private company that, in the Adviser’s view, is a best-in-class, growing business operating at the cutting edge of its sector or industry. A company is “best-in- class” if the Adviser believes it has one or more competitive advantages relative to other companies in its sector.There is no assurance that the private companies in which the Fund invests will ever have a liquidity event.Closed-end funds, unlike open-end funds, are not continuously offered and shares cannot be redeemed with the Fund. After the initial public offering, shares are sold on the open market through a stock exchange. Even if listed on a stock exchange, an active market may not develop, and you may be unable to sell your shares or access your money for an indefinite period of time.The Fund pays the Adviser a Management Fee calculated and payable quarterly at the annual rate of 2.00% of the value of the Fund's Net Assets determined quarterly as of the end of each quarter. “Net Assets” means the total assets of the Fund minus the Fund's liabilities. For purposes of determining the Management Fee payable to the Adviser, the Fund's Net Assets will be calculated prior to the reduction for any fees and expenses of the Fund for that month, including, without limitation, the Management Fee and/or any distributions by the Fund. The Adviser has contractually agreed to reduce its Management Fee to an annual rate of 1.00% for a six-month period following the Fund’s initial public offering (the “Management Fee Waiver Agreement”). Unless the Management Fee Waiver Agreement is otherwise extended by agreement between the Fund and the Adviser, the Management Fee payable by the Fund upon conclusion of the six-month term will be at the annual rate of 2.00%. The Adviser may not terminate the Management Fee Waiver Agreement during its six-month term and the amounts waived are not subject to recoupment.The Fund will also bear additional fees and expenses including, without limitation, those associated with the organization, offering, and ongoing operation of the Fund, as well as those imposed by any special purpose vehicles through which the Fund gains indirect exposure to investments. These fees and expenses are in addition to the Management Fee, and will reduce the value of the Fund’s Net Assets.All rights to the trademarks included herein, other than RVI’s trademarks, belong to their respective owners and our use hereof does not imply any endorsement by the owners of these trademarks.Securities trading offered through Robinhood Financial LLC, Member SIPC, a registered broker dealer, and a subsidiary of Robinhood Markets, Inc.Robinhood Ventures is the investment adviser for RVI. Robinhood Ventures is the d b a name for Robinhood Ventures DE, LLC (“R H V” or “Adviser”). RHV is a wholly owned subsidiary of Robinhood Markets, Inc. Robinhood and its affiliates generally earn more money from affiliated funds (like RVI) than from unaffiliated funds. © {{.email_disclosure_calendar_year}} Robinhood {{.Red Oak Compliance l D}} Robinhood Robinhood